Schedule of shares issued and outstanding reverse recapitalization (Details) - USD ($)		12 Months Ended
	Nov. 17, 2022	Dec. 31, 2022
Reverse Recapitalization
8i ordinary shares outstanding prior to Reverse Recapitalization	11,073,500
Less: redemption of 8i ordinary shares	(6,033,455)
Conversion of 8i rights	891,725
Shares issued to service providers	260,000
Conversion of EHL ordinary shares into 8i ordinary shares	14,000,000
Total shares outstanding	$ 20,191,770	$ 11,911,459